Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance		$ 7,008.5	$ 7,086.9	$ 5,029.6
Balance		6,850.2	7,008.5	7,086.9
Interest rate contract [Member] | Fair Value Hedging [Member] | Interest Expense [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)		(0.6)	(0.6)	(0.6)
Interest rate contract [Member] | Cash Flow Hedging [Member] | Interest Expense [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)		(0.6)	(0.6)
Commodity contracts [Member] | Cash Flow Hedging [Member] | Cost of Products Sold [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)				29.1
Foreign Currency Translation Adjustment [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance		(13.1)	(2.3)	31.7
Reclassification adjustments		0.0	0.0	0.0
Current period (charge) credit		(29.9)	(10.8)	(34.0)
Income tax benefit (expense)		0.0	0.0	0.0
Balance		(43.0)	(13.1)	(2.3)
Unrealized (Loss) Gain on Cash Flow Hedging Derivatives [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	[1]	(4.8)	(5.2)	15.3
Reclassification adjustments	[1]	0.6	0.6	(28.5)
Current period (charge) credit	[1]	0.0	0.0	(4.0)
Income tax benefit (expense)	[1]	(0.2)	(0.2)	12.0
Balance	[1]	(4.4)	(4.8)	(5.2)
Pension and Other Postretirement Liabilities [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	[2]	(134.1)	(105.6)	(102.0)
Reclassification adjustments	[2]	13.2	10.2	9.8
Current period (charge) credit	[2]	39.6	(54.6)	(16.2)
Income tax benefit (expense)	[2]	(18.7)	15.9	2.8
Balance	[2]	(100.0)	(134.1)	(105.6)
Unrealized Gain On Available-for-Sale Securities [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance		3.6	3.3	3.4
Reclassification adjustments		0.0	0.0	0.0
Current period (charge) credit		0.6	0.4	(0.1)
Income tax benefit (expense)		(0.2)	(0.1)	0.0
Balance		4.0	3.6	3.3
AOCI Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance		(148.4)	(109.8)	(51.6)
Reclassification adjustments		13.8	10.8	(18.7)
Current period (charge) credit		10.3	(65.0)	(54.3)
Income tax benefit (expense)		(19.1)	15.6	14.8
Balance		$ (143.4)	$ (148.4)	$ (109.8)

[1]	Of the total losses reclassified from accumulated other comprehensive loss, $0.6 was reclassified to interest expense related to the interest rate swaps during 2017, 2016, and 2015. During 2015, $29.1 of income was reclassified to cost of products sold related to commodity derivatives. At April 30, 2017, the remaining balance in accumulated other comprehensive loss related entirely to the interest rate swaps. For additional information, see Note 10: Derivative Financial Instruments.
[2]	Amortization of net losses was reclassified from accumulated other comprehensive loss to SD&A.